Cover	Jan. 31, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 4, 2022, Silvergate Capital Corporation (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Filing”) to report that the Company acquired certain intellectual property and other technology assets and assumed certain associated contracts and other liabilities related to running a blockchain-based payment network (the “Asset Acquisition”) pursuant to an Asset Purchase Agreement, by and among the Company, as the Buyer, and the Libra Association, a Swiss association (“Libra”), Diem Networks US HoldCo, Inc., a Delaware corporation that is a subsidiary of Libra (“Diem US HoldCo”), Diem Networks US, Inc., a Delaware corporation that is a subsidiary of Diem US Holdco (“Diem US”), Diem Networks II LLC, a limited liability company organized under the laws of Switzerland and that is a subsidiary of Libra (“Diem II”), Diem LLC, a limited liability company organized under the laws of Switzerland and that is a subsidiary of Diem II (“Diem III”), and Diem Networks LLC, a limited liability company organized under the laws of Switzerland and that is a subsidiary of Diem III.
Document Period End Date	Jan. 31, 2022
Entity File Number	001-39123
Entity Registrant Name	SILVERGATE CAPITAL CORPORATION
Entity Central Index Key	0001312109
Entity Tax Identification Number	33-0227337
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4250 Executive Square
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	362-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SI
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A [Member]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	SI PRA
Security Exchange Name	NYSE